CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (65,772)	$ (82,751)	$ (30,781)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	4,051	3,460	1,181
Depreciation and amortization of property and equipment	1,363	1,598	1,724
Amortization of patents and other intangible assets	1,660	1,662	1,518
Changes in fair value of earnout, derivative and warrant liabilities	(509)	18	1,313
Amortization of senior debt discounts	1,316	406	576
Amortization of short-term investment purchase discounts	(126)	(156)
Deferred interest on debt	2,111	4,738	548
Loss on debt extinguishment		942
Gain on sale of equipment	(23)	(922)	(831)
Other adjustments	(91)	5	(23)
Changes in operating assets and liabilities:
Accounts receivable	(7,536)	(2,232)	(3,536)
Inventories	(6,190)	(3,022)	(489)
Deferred contract sales organization fees	720	(123)
Other assets	(414)	(1,278)	(1,060)
Accounts payable	3,008	2,377	3,567
Accrued expenses	13,171	4,632	426
Net cash used in operating activities	(53,261)	(70,646)	(25,867)
Cash Flows From Investing Activities:
Purchases of short-term investments	(48,015)	(66,088)
Sales and maturities of short-term investments	45,118	50,816	3,000
Proceeds from sale-leaseback of equipment	3,222
Capital expenditures	(2,497)	(3,550)	(1,023)
Intangible asset expenditures	(361)	(500)
Net cash (used in) provided by investing activities	(2,533)	(19,322)	1,977
Cash Flows From Financing Activities:
Proceeds from Deerfield debt note, net of fees		58,419
Proceeds from senior debt note			10,000
Payment of senior debt and fee		26,063
Proceeds from sale of equipment		415
Proceeds from the issuance of common stock, net of issuance costs	64,560	13	18,122
Proceeds from initial public offering, net of issuance cost			75,013
Payments made on borrowings	(989)	(9,166)	(1,654)
Payments made to purchase treasury stock	(120)	(61)	(171)
Payments made on behalf of Deerfield	(40)
Net cash provided by financing activities	63,411	23,557	101,310
Increase (decrease) in cash and cash equivalents	7,617	(66,411)	77,420
Cash and Cash Equivalents:
Beginning	24,352	90,763	13,343
Ending	31,969	24,352	90,763
Supplemental Disclosure of Noncash Transactions:
Issuance of senior secured convertible notes in lieu of interest payment	6,586
Issuance of common stock upon conversion of senior secured convertible notes	6,586
Capital lease liability from sale-leaseback transactions	3,222
Derivative liability incurred in connection with First Amendment to Facility	2,107
Prepaid assets included in accounts payable	654
Beneficial conversion feature incurred on convertible notes	613
Deferred contract sales organization fees		597
Issuance of stock warrants			2,131
Exercise of Series C warrants for Series C Preferred Stock			2,322
Cashless exercise of Series C warrants from Series C financing in IPO closing			2,842
Conversion of Redeemable Preferred Stocks into Common Stock			110,776
Reclassification of Series C warrants issued with senior debt upon IPO closing			611
Preferred stock accretion			1,169
Preferred stock dividend			1,221
Supplemental Cash Flow Information:
Interest paid	$ 6,769	$ 2,857	$ 2,524